Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Approval of Consolidated Financial Statements [Abstract]
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
34.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorized for issue by the Board of Directors on April 29, 2026.